Intangible Assets - Summary of Intangible Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Beginning balance	¥ 956,077	¥ 874,919	¥ 885,056
Acquisition of subsidiaries		144,533
Additions	835	50,821	1,503
Foreign exchange adjustments	(498)
Disposals/Write off	(1,853)
Impairment	(28,350)
Amortization charge	(14,608)	(39,766)	(11,022)
Ending balance	911,603	956,077	874,919
Adjustment on correction of errors (net of tax) [member]
Disclosure of detailed information about intangible assets [line items]
Disposals/Write off		(74,430)	(538,566)
Impairment			537,948
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,239,836	1,099,155	1,642,721
Ending balance	1,213,441	1,239,836	1,099,155
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(219,593)	(159,624)	(155,105)
Ending balance	(209,322)	(219,593)	(159,624)
Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(64,166)	(64,612)	(602,560)
Ending balance	(92,516)	(64,166)	(64,612)
Accumulated Impairment [Member] | Adjustment on correction of errors (net of tax) [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(64,166)
Ending balance		(64,166)
Trademarks and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	893,313	846,628	846,628
Acquisition of subsidiaries		18,379
Additions	0	28,306
Foreign exchange adjustments	(498)
Impairment	(28,306)
Ending balance	864,509	893,313	846,628
Trademarks and licenses [member] | Adjustment on correction of errors (net of tax) [member]
Disclosure of detailed information about intangible assets [line items]
Disposals/Write off		0	(537,948)
Impairment			537,948
Trademarks and licenses [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	893,313	846,628	1,389,576
Ending balance	892,815	893,313	846,628
Trademarks and licenses [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0	(5,000)
Ending balance		0	0
Trademarks and licenses [member] | Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0	(537,948)
Ending balance	(28,306)	0	0
Trademarks and licenses [member] | Accumulated Impairment [Member] | Adjustment on correction of errors (net of tax) [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance		0
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	62,764	28,291	38,428
Acquisition of subsidiaries		126,154
Additions	835	22,515	1,503
Disposals/Write off	(1,853)	(74,430)	(618)
Impairment	(44)		0
Amortization charge	(14,608)	(39,766)	(11,022)
Ending balance	47,094	62,764	28,291
Computer software [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	346,523	252,527	253,145
Ending balance	320,626	346,523	252,527
Computer software [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(219,593)	(159,624)	(150,105)
Ending balance	(209,322)	(219,593)	(159,624)
Computer software [member] | Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(64,166)	(64,612)	(64,612)
Ending balance	¥ (64,210)	¥ (64,166)	¥ (64,612)